MET INVESTORS SERIES TRUST

                  American Funds Balanced Allocation Portfolio
                  American Funds Growth Allocation Portfolio
                 American Funds Moderate Allocation Portfolio
              Met/Franklin Templeton Founding Strategy Portfolio
            (each a "Portfolio", and collectively, the "Portfolios")

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                                 SUPPLEMENT DATED NOVEMBER 12, 2009 TO PROSPECTUSES DATED MAY 1, 2009

         This Supplement is made as of November 12, 2009 to the Prospectuses of Met Investors Series Trust dated May 1, 2009.

         Effective immediately, the management fee table in the "Management-The Manager" section as it relates to each of the Portfolios is replaced with the following:

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Portfolio                                               Management Fee
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American Funds Balanced Allocation                      0.100% of first $500 million plus 0.075% of such assets
Portfolio                                               over $500 million up to $1 billion plus 0.050% of such
                                                        assets over $1 billion

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American Funds Growth Allocation                        0.100% of first $500 million plus 0.075% of such assets
Portfolio                                               over $500 million up to $1 billion plus 0.050% of such
                                                        assets over $1 billion

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American Funds Moderate Allocation                      0.100% of first $500 million plus 0.075% of such assets
Portfolio                                               over $500 million up to $1 billion plus 0.050% of such
                                                        assets over $1 billion

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Met/Franklin Templeton Founding                         0.050% of first $500 million plus 0.040% of such assets
Strategy Portfolio                                      over $500 million up to $1 billion plus 0.030% of
                                                        such assets over $1 billion

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